21. INCOME TAX AND DEFERRED TAXES (Details 7) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Deferred Taxes Details 7
Monthly provisional tax payments and other recoverable taxes	$ 28,325,391	$ 17,332,163
Income tax credits	1,734,392	169,443
Total current tax assets	$ 30,059,783	$ 17,501,606